Note 3 - Acquisition - Schedule of Intangible Assets Acquired (Details) - Enercon Technologies, Ltd [Member] $ in Millions	Nov. 14, 2024 USD ($)
Total intangible assets acquired	$ 189.7
Customer Relationships [Member]
Definite lived intangible assets acquired	$ 130.3
Acquired intangible asset, useful life (Year)	17 years
Developed Technology Rights [Member]
Definite lived intangible assets acquired	$ 37.5
Acquired intangible asset, useful life (Year)	15 years
Trademarks [Member]
Indefinite lived intangible assets acquired	$ 21.9